Litigation and Arbitration Proceedings	6 Months Ended
Jun. 30, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Litigation and Arbitration Proceedings

B.14. LITIGATION AND ARBITRATION PROCEEDINGS
Sanofi and its affiliates are involved in litigation, arbitration and other legal proceedings. These proceedings typically are related to product liability claims, intellectual property rights (particularly claims against generic companies seeking to limit the patent protection of Sanofi products), competition law and trade practices, commercial claims, employment and wrongful discharge claims, tax assessment claims, waste disposal and pollution claims, and claims under warranties or indemnification arrangements relating to business divestitures.
The matters discussed below constitute the most significant developments since publication of the financial statements for the year ended December 31, 2023.

B.14.1. PRODUCTS

TAXOTERE PRODUCT LITIGATION IN THE US
As of June 30, 2024, there were approximately 6,770 ingesting plaintiffs cases remaining in courts across the country. Throughout the first half of 2024, Sanofi entered into a number of settlement agreements or agreements in principle with many plaintiffs’ firms encompassing nearly all the remaining cases. These agreements require the consent of the individual plaintiffs and will take some time to conclude, in order to ensure that certain threshold participation requirements are met.

ZANTAC PRODUCT LITIGATION IN THE US
In March 2024, Sanofi reached agreement in principle with a number of plaintiffs’ lawyers to resolve Zantac personal injury cases pending against it in all US state courts outside of Delaware. This agreement would resolve approximately 75% of nearly 4,400 cases. The agreement requires the consent of individual plaintiffs and will take some time to conclude.
In the State court cases pending in Delaware, the State of Delaware court decided in May 2024 not to exclude plaintiffs’ experts from the cases. Sanofi is appealing this decision.

GOLD BOND PRODUCT LITIGATION IN THE US
As of June 30, 2024, Sanofi is named as a defendant in approximately 600 product liability ongoing actions.

DEPAKINE PRODUCT LITIGATION IN FRANCE
Civil Proceedings
Several questions on the Product Liability Directive have been referred to the European Court of Justice (ECJ), which will have an impact on the pending Depakine cases. A ruling from the ECJ is expected between September and December 2025.
As a result, several stays in the proceedings have been requested including in the class action, the anxiety damage claim, and several individual proceedings. Similar requests will be made in the remaining proceedings (in particular, on appeal), depending on the timescales determined by the Courts.
In the class action, a hearing is scheduled for September 2024 for this question to be tried. As regards the anxiety damage cases, the ruling is expected on August 2, 2024.

DENGVAXIA PRODUCT LITIGATION IN THE PHILIPPINES
On July 16, 2024, the Court dismissed the first eight criminal cases, ruling the prosecution failed to establish the elements of “reckless imprudence” resulting in homicide. Remaining cases are still pending at various stages.

B.14.2. PATENTS

PRALUENT (alirocumab)-RELATED AMGEN PATENT LITIGATION IN EUROPE
In the revocation action filed by Sanofi against Amgen before the Munich Central Division of the Unified Patent Court, a decision on the Amgen patent’s validity was issued on July 16, 2024. This decision revokes Amgen’s patent, hence supporting Sanofi/Regeneron’s position. The decision can be appealed.
Sanofi and Regeneron have also attacked the validity of the same EP 3 666 797 patent at the European Patent Office. These proceedings are ongoing.

B.14.3. OTHER LITIGATION

PLAVIX (clopidogrel) - ATTORNEY GENERAL ACTION IN HAWAII
On May 21, 2024, the Court issued a new decision against Sanofi and BMS, imposing penalties in the total amount of $916 million, with $458 million attributed to Sanofi. Sanofi and BMS will appeal the decision.

PLAVIX (clopidogrel)-RELATED LITIGATION IN FRANCE
In the claim filed by the CNAM, the final expert report was issued in March 2024.

340B DRUG PRICING PROGRAM IN THE UNITED STATES
In May 2024, Sanofi filed a lawsuit against the Department of Health and Human Services (HHS) and the Health Resources and Services Administration (HRSA) under the Freedom of Information Act (FOIA) seeking an order declaring that Sanofi is entitled to covered entities’ pharmacy contracts, requiring HRSA to produce the contracts and enjoining HRSA from withholding pharmacy contracts from Sanofi pursuant to its FOIA request.
Mosaic Health in the United States
In February 2024, plaintiffs filed a notice of appeal of the dismissal of the complaint by the Court.
Adventist Health System/West in the United States
In March 2024, the Court dismissed the action in its entirety, without granting the plaintiff leave to amend its complaint. The plaintiff filed its appeal in April 2024. A decision on the appeal could be delivered during 2025.